Tax Liabilities	12 Months Ended
Dec. 31, 2021
Income Taxes [Line Items]
Tax Liabilities
23.
Tax Liabilities

The tax liabilities breakdown is as follows:

	2021	2020
Income tax payable	1,940	1,910
Other tax liabilities	11,186	5,877
Income tax perception (RG 4815) (1)	7,490	3,343
Digital services withholding VAT	2,796	1,579
Other Taxes	900	955
Total Tax Liabilities	13,126	7,787

(1) Corresponds to a perception applicable for transactions processed in Argentina.